Loan From Related Party (Tables)	6 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Loan From Related Party

Related party loans with CEO and Director of Kibush Capital Corporation as of September 30, 2014 and March 31, 2015 are as follows:

September 30, 2014
Note face amount
Debenture WS 31.03.14	$157,500
Debenture WS 30.06.14	$110,741
Debenture WS 30.09.14	$98,575
Debt Discount Debenture WS 3/31/14	(78,534)
Debt Discount Debenture WS 6/30/14	(82,828)
Debt Discount Debenture WS 9/30/14	(98,575)
WS Loans (incl. Instacash loans)	$339,920
Total	$446,799

March 31, 2015
Note face amount
Debenture WS 03.31.14	$157,500
Debenture WS 06.30.14	$110,741
Debenture WS 09.30.14	$98,575
WS Loan	$160,512
Total	$527,328